CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 92.9%
Equity Mutual Funds - 58.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6 (2)	261,164	7,223,791
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6 (2)	530,708	12,280,572
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,567,003	64,252,085
Calvert US Large-Cap Growth Responsible Index Fund, Class I	745,656	21,967,013
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,334,329	30,916,406
Calvert US Mid-Cap Core Responsible Index Fund, Class I	207,932	5,672,390
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class R6	752,126	12,440,169
Calvert International Equity Fund, Class R6 (2)	678,520	13,251,492
Calvert International Opportunities Fund, Class R6 (2)	1,160,936	18,772,341
Calvert Mid-Cap Fund, Class I	120,257	4,863,207
		191,639,466

Fixed-Income Mutual Funds - 34.0%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class R6	1,680,625	25,259,790
Calvert Floating-Rate Advantage Fund, Class R6	1,429,170	13,891,536
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,225,790	36,614,246
The Calvert Fund:
Calvert Ultra-Short Duration Income Fund, Class R6	3,481,173	34,707,294
		110,472,866

Total Mutual Funds (Cost $280,968,459)		302,112,332

U.S. TREASURY OBLIGATIONS - 7.0%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation-Protected Bonds:
0.50%, 1/15/28 (3)(4)	2,413,484	2,454,040
0.625%, 4/15/23 (3)	4,522,886	4,577,172
0.875%, 1/15/29 (3)	9,272,868	9,765,863
U.S. Treasury Note, 2.375%, 3/15/21	6,076,000	6,134,505

Total U.S. Treasury Obligations (Cost $22,371,413)		22,931,580

Total Purchased Options (Cost $146,229) - 0.1%		214,360

TOTAL INVESTMENTS (Cost $303,486,101) - 100.0%	325,258,272

Total Written Options (Premiums received $143,311) - (0.0%) (5)	(29,645)

Other assets and liabilities, net - (0.0%) (5)	(85,089)
NET ASSETS - 100.0%	325,143,538

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Non-income producing security.
(3) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(4) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5) Amount is less than (0.05)%.

PURCHASED CALL OPTIONS - 0.1%
EXCHANGE-TRADED OPTIONS - 0.1%
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI Emerging Markets ETF	1,495	$6,415,045	$43	7/19/19	$153,985
S&P 500 Index	21	6,177,696	3,000	8/16/19	60,375

Total					$214,360

WRITTEN PUT OPTIONS - (0.0)% (5)
EXCHANGE-TRADED OPTIONS - (0.0)% (5)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
iShares MSCI Emerging Markets ETF	(1,495)	$(6,415,045)	$40.50	7/19/19	$(20,930)
S&P 500 Index	(21)	(6,177,696)	2,525	8/16/19	(8,715)

Total					$(29,645)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	206	9/30/19	$44,327,016	$193,975
U.S. 10-Year Treasury Note	17	9/19/19	2,175,469	36,069
U.S. Ultra-Long Treasury Bond	36	9/19/19	6,392,250	149,568
Total Long				$379,612
Short:
U.S. 5-Year Treasury Note	(40)	9/30/19	($4,726,250)	($21,561)

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended June 30, 2019, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

At June 30, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased options	$214,360	$—
Equity Price	Written options	—	(29,645)
Interest Rate	Futures contracts	379,612	(21,561)
Total		$593,972	($51,206)

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2019, the value of the Fund’s investment in affiliated companies was $302,112,332 , which represents 92.9% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	2,359,080	126,455	(2,485,535)	—	$—	$648,027	$69,895	$—	$52,880
Absolute Return Bond Fund, Class R6	—	1,680,625	—	1,680,625	25,259,790	150,904	—	—	50,268
Bond Fund, Class R6	2,885,743	1,417,780	(2,077,733)	2,225,790	36,614,246	862,968	(543,832)	—	2,167,880
Emerging Markets Equity Fund, Class I	956,429	512,986	(1,469,415)	—	—	146,123	2,881,304	—	(1,103,403)
Emerging Markets Equity Fund, Class R6	—	1,221,208	(469,082)	752,126	12,440,169	—	(478,051)	—	(82,764)
Floating-Rate Advantage Fund, Class R6	2,154,334	53,318	(778,482)	1,429,170	13,891,536	606,800	(171,866)	—	(313,832)
High Yield Bond Fund, Class I	—	227,648	(227,648)	—	—	56,737	77,169	—	—
International Equity Fund, Class I	241,340	282,832	(524,172)	—	—	97,653	660,687	—	(502,649)
International Equity Fund, Class R6	—	678,520	—	678,520	13,251,492	—	—	—	874,277
International Opportunities Fund, Class I	1,019,753	193,177	(1,212,930)	—	—	291,003	837,179	1,185,396	(3,075,551)
International Opportunities Fund, Class R6	—	1,214,749	(53,813)	1,160,936	18,772,341	—	(27,983)	—	48,501
International Responsible Index Fund, Class I	1,065,108	70,817	(1,135,925)	—	—	462,644	110,252	—	(1,301,399)

International Responsible Index Fund, Class R6	—	710,732	(180,024)	530,708	$12,280,572	$—	($122,417)	$—	$99,992
Mid-Cap Fund, Class I	110,893	15,267	(5,903)	120,257	4,863,207	18,151	(17,735)	232,643	11,821
Small-Cap Fund, Class I	285,957	53,393	(339,350)	—	—	18,201	746,291	389,158	(1,268,380)
Small-Cap Fund, Class R6	—	261,164	—	261,164	7,223,791	—	—	—	148,864
Ultra-Short Duration Income Fund, Class R6	640,509	5,061,353	(2,220,689)	3,481,173	34,707,294	302,173	1,802,343	—	(1,753,424)
US Large-Cap Core Responsible Index Fund, Class R6	2,088,289	934,772	(456,058)	2,567,003	64,252,085	641,212	580,436	1,364,559	727,704
US Large-Cap Growth Responsible Index Fund, Class I	719,103	91,871	(65,318)	745,656	21,967,013	186,804	79,070	861,918	(314,316)
US Large-Cap Value Responsible Index Fund, Class I	1,200,123	175,724	(41,518)	1,334,329	30,916,406	502,162	(80,278)	705,136	(435,663)
US Mid-Cap Core Responsible Index Fund, Class I	439,750	59,667	(291,485)	207,932	5,672,390	141,013	291,038	196,067	(773,132)
TOTALS					$302,112,332	$5,132,575	$6,693,502	$4,934,877	($6,742,326)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$302,112,332	$—	$—	$302,112,332
U.S. Treasury Obligations	—	22,931,580	—	22,931,580
Purchased Options	214,360	—	—	214,360
Total Investments	$302,326,692	$22,931,580	$—	$325,258,272
Futures Contracts	$379,612	$—	$—	$379,612
Total	$302,706,304	$22,931,580	$—	$325,637,884

Liabilities
Futures Contracts	$(21,561)	$—	$—	$(21,561)
Written Options	(29,645)	—	—	(29,645)
Total	$(51,206)	$—	$—	$(51,206)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.